State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF Expense Example - State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF - State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381